Sun-Jin Moon
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 707-1791

                                                                  LAW DEPARTMENT

                                                       June 17, 2010


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

              Re:      AXA Equitable Life Insurance Company
                       Form N-6 Registration Statement
                       File No. 333-103199 and 811-04335
                       CIK #0000771726

Commissioners:

         AXA Equitable Life Insurance Company ("AXA Equitable") today has transmitted via EDGAR for filing, and effectiveness on June 21, 2010, pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 25 and Amendment No. 81 ("Amendment") to AXA Equitable's Form N-6 Registration Statement File Nos. 333-103199 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP ("Separate Account") of AXA Equitable.

         The Post-Effective Amendment relates to a new version of the Incentive Life Optimizer(R) individual flexible premium variable life insurance policy ("Incentive Life Optimizer(R) II") to be issued by AXA Equitable with the Market Stabilizer Option(SM) and variable investment options funded through AXA Equitable's Separate Account FP. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Incentive Life Optimizer(R) II policies are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

         On April 2, 2010, we filed Post-Effective Amendment No. 19 under Rule 485(a) on Form N-6 describing the new Incentive Life Optimizer(R) II policy. On June 9, 2010, we received comments on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. This Post-Effective Amendment under Rule 485(b) is being filed to respond to and comply with staff comments and to make other non-material updating and editorial changes.

         Also included in this filing are hypothetical illustrations and additional exhibits to the registration statement.

         This amendment will be accompanied by the requested Tandy representations.

         Please contact the undersigned if there are any questions in connection with this matter.

                                        Very truly yours,


                                        /s/ Sun-Jin Moon
                                        -----------------
                                        Sun-Jin Moon

CC: Christopher E. Palmer